PGIM Jennison Natural Resources Fund
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks
Agricultural Products 0.6%
Darling Ingredients, Inc.*	121,747	$3,942,168
Coal & Consumable Fuels 5.9%
Cameco Corp. (Canada)	478,238	35,834,373
Centrus Energy Corp. (Class A Stock)*(a)	9,680	2,085,072
NexGen Energy Ltd. (Canada)*	366,501	2,459,916
		40,379,361
Construction & Engineering 2.3%
MasTec, Inc.*	81,402	15,402,073
Copper 5.8%
ERO Copper Corp. (Brazil)*	1,415,692	19,157,206
First Quantum Minerals Ltd. (Zambia)*	425,527	7,152,514
Freeport-McMoRan, Inc.	325,049	13,079,972
		39,389,692
Diversified Metals & Mining 8.4%
Hudbay Minerals, Inc. (Canada)	2,970,189	27,566,852
Ivanhoe Electric, Inc.*(a)	743,290	7,105,852
Ivanhoe Mines Ltd. (Congo (Democratic Republic)) (Class A Stock)*	1,503,625	11,730,793
Lifezone Metals Ltd. (United Kingdom)*(a)	775,168	3,418,491
Lynas Rare Earths Ltd. (Australia)*	313,535	2,106,768
Solaris Resources, Inc. (Canada)*	1,043,391	5,082,917
		57,011,673
Fertilizers & Agricultural Chemicals 4.0%
Corteva, Inc.	279,289	20,145,116
Mosaic Co. (The)	194,024	6,986,804
		27,131,920
Gold 14.1%
Agnico Eagle Mines Ltd. (Canada)	309,466	38,485,192
Alamos Gold, Inc. (Canada) (Class A Stock)	589,714	14,330,050
Eldorado Gold Corp. (Turkey)*	1,113,867	22,834,273
Endeavour Mining PLC (Ivory Coast)	666,323	20,005,079
		95,654,594
Heavy Electrical Equipment 3.4%
GE Vernova, Inc.	35,008	23,115,432
Industrial Gases 1.6%
Linde PLC	24,064	11,075,697
Industrial Machinery 0.9%
Chart Industries, Inc.*	32,429	6,447,858
Integrated Oil & Gas 13.5%
Chevron Corp.	61,363	9,305,085
Exxon Mobil Corp.	242,334	27,054,168
Shell PLC, ADR	442,929	31,983,903
TotalEnergies SE (France), ADR(a)	387,527	23,077,233
		91,420,389

PGIM Jennison Natural Resources Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Equipment & Services 10.1%
Technip Energies NV (France)	564,993	$24,397,173
TechnipFMC PLC (United Kingdom)	824,264	29,978,482
Vallourec SACA (France)	763,720	14,273,228
		68,648,883
Oil & Gas Exploration & Production 16.5%
ARC Resources Ltd. (Canada)	935,800	18,268,902
Diamondback Energy, Inc.	89,726	13,338,667
EQT Corp.	477,328	25,656,380
Expand Energy Corp.	233,310	24,446,222
Gulfport Energy Corp.*	34,938	6,083,754
Permian Resources Corp.(a)	1,311,134	18,565,657
Range Resources Corp.(a)	127,397	4,678,018
Sintana Energy, Inc. (Canada)*	637,992	308,498
Sintana Energy, Inc. (Canada), Reg D*(x)	1,304,999	631,026
		111,977,124
Oil & Gas Refining & Marketing 1.6%
Valero Energy Corp.	81,287	11,161,518
Oil & Gas Storage & Transportation 7.1%
Cheniere Energy, Inc.	106,919	25,220,054
Williams Cos., Inc. (The)	383,511	22,991,484
		48,211,538
Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^(x)	523,100	69
Semiconductors 1.3%
First Solar, Inc.*(a)	48,895	8,543,423
Steel 1.2%
Vale SA (Brazil), ADR(a)	872,825	8,318,022

Total Long-Term Investments (cost $501,730,287)		667,831,434

Short-Term Investments 6.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	11,680,785	11,680,785
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $30,343,877; includes $30,155,107 of cash collateral for securities on loan)(b)(wb)	30,366,616	30,345,359

Total Short-Term Investments (cost $42,024,662)		42,026,144

TOTAL INVESTMENTS 104.5% (cost $543,754,949)		709,857,578
Liabilities in excess of other assets (4.5)%		(30,846,167)

Net Assets 100.0%		$679,011,411

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

PGIM Jennison Natural Resources Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2025
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $69 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,387,348; cash collateral of $30,155,107 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^	11/27/07	$4,469,143	$69	0.0%
Sintana Energy, Inc. (Canada) , Reg D*	06/03/11	20,701,233	631,026	0.1
Total		$25,170,376	$631,095	0.1%
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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